14008038

Edwin Mecabe
Managing Director
Corporate Actions Group

New York Stock Exchange
20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

Received SEC

001-09232

August 25, 2014

AUG 25 2014

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTRYS

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Stock, par value $0.1 per share of Volt Information Sciences, Inc. under the Exchange Act of 1934.

Sincerely,

Ed Mecabe